Sales - Trade receivables - Segments - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net trade receivables	€ 5,620	€ 5,320	€ 5,295	€ 5,153	€ 5,175
Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Net trade receivables	5,620	5,320	5,295
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net trade receivables	5,645	5,343	€ 5,329
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net trade receivables	€ 30	€ 1